Aztlan Global Stock Selection DM SMID ETF
Schedule of Investments
April 30, 2026 (Unaudited)
COMMON STOCKS - 99.3%	Shares	Value
Banking - 3.9%
Bancorp, Inc. (a)	11,596	$693,789
Rakuten Bank Ltd.(a)	17,919	720,968
		1,414,757

Consumer Discretionary Products - 2.0%
Toyo Tire Corp.	28,979	706,606

Consumer Discretionary Services - 3.9%
Food & Life Cos. Ltd.	12,277	710,900
Lottomatica Group SpA	22,915	674,160
		1,385,060

Financial Services - 13.7%
Enova International, Inc. (a)	4,139	701,188
Euronet Worldwide, Inc.(a)	9,395	680,010
Federated Hermes, Inc. - Class B	12,418	721,362
FlatexDEGIRO SE	17,768	635,286
Remitly Global, Inc.(a)	34,272	750,214
Sprott, Inc.	5,403	704,244
Virtu Financial, Inc. - Class A	14,547	722,404
		4,914,708

Health Care - 7.8%
DaVita, Inc. (a)	4,523	701,698
Exelixis, Inc.(a)	15,227	676,992
Halozyme Therapeutics, Inc.(a)	10,531	670,404
Medpace Holdings, Inc.(a)	1,782	746,052
		2,795,146

Industrial Products - 8.5%
Anritsu Corp.	31,381	808,831
Deutz AG	57,242	666,776
Nexans SA	4,438	823,066
Sanki Engineering Co. Ltd.	49,300	757,881
		3,056,554

Industrial Services - 14.3%
Argan, Inc.	1,068	715,539
Frontdoor, Inc.(a)	11,512	790,069
Koninklijke BAM Groep NV	62,893	689,441
Shimizu Corp.	39,963	774,753
Sterling Infrastructure, Inc.(a)	1,415	729,602

Technip Energies NV	14,983	708,304
TFI International, Inc.	5,078	725,119
		5,132,827

Insurance - 1.8%
Palomar Holdings, Inc.(a)	5,449	655,951

Materials - 3.6%
OceanaGold Corp.	21,519	664,969
Orla Mining Ltd.	49,006	640,883
		1,305,852

Media - 7.7%
CarGurus, Inc. - Class A (a)	18,709	682,130
CyberAgent, Inc.	87,081	693,792
ITV PLC	632,156	687,201
Maplebear, Inc.(a)	16,433	695,937
		2,759,060

Oil & Gas - 4.2%
Gibson Energy, Inc.	34,288	749,444
Plains GP Holdings LP - Class A	30,315	741,202
		1,490,646

Retail & Wholesale - Discretionary - 7.7%
Avolta AG	11,716	644,189
Happinet Corp.	41,945	714,407
JB Hi-Fi Ltd.	12,857	711,566
Pet Valu Holdings Ltd.	44,899	701,640
		2,771,802

Retail & Wholesale - Staples - 2.1%
HelloFresh SE(a)	137,770	746,965

Software & Tech Services - 3.9%
Cybozu, Inc.	52,800	700,159
DocuSign, Inc.(a)	15,575	716,294
		1,416,453

Tech Hardware & Semiconductors - 10.2%
ADTRAN Holdings, Inc. (a)	41,888	740,999
Allegro MicroSystems, Inc.(a)	16,079	779,832
Arrow Electronics, Inc.(a)	3,739	702,296
Lumentum Holdings, Inc.(a)	828	747,121
NORBIT ASA	27,611	675,538
		3,645,786

Utilities - 4.0%
Centrica PLC	249,639	728,645
Italgas SpA	57,517	694,269
		1,422,914

TOTAL COMMON STOCKS (Cost $32,704,366)		35,621,087

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(b)	41,817	41,817

TOTAL SHORT-TERM INVESTMENTS (Cost $41,817)		41,817

TOTAL INVESTMENTS - 99.4% (Cost $32,746,183)		35,662,904
Other Assets in Excess of Liabilities - 0.6%		232,103
TOTAL NET ASSETS - 100.0%		$35,895,007

Percentages are stated as a percent of net assets.

PLC	Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.